Intangible assets (Details Narrative)	Jun. 30, 2025 USD ($)
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	1 year
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
WeCan Tokens
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 128,205,128
Intangible assets, acquired	$ 300,000